Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
The company operates in multiple functional currencies and is a significant lender and borrower in the global markets. In the normal course of business, the company is exposed to the impact of interest rate changes and foreign currency fluctuations, and to a lesser extent equity risk. The company limits these risks by following established risk management policies and procedures, including the use of derivatives, and, where cost effective, financing with debt in the currencies in which assets are denominated. For interest rate exposures, derivatives are used to better align rate movements between the interest rates associated with the company’s lease and other financial assets and the interest rates associated with its financing debt. Derivatives are also used to manage the related cost of debt. For foreign currency exposures, derivatives are used to better manage the cash flow volatility arising from foreign exchange rate fluctuations.
In the Consolidated Balance Sheet, the company does not offset derivative assets against liabilities in master netting arrangements nor does it offset receivables or payables recognized upon payment or receipt of cash collateral against the fair values of the related derivative instruments. The amount recognized in other accounts receivable for the right to reclaim cash collateral was $29 million and $11 million at December 31, 2024 and 2023, respectively. The amount recognized in accounts payable for the obligation to return cash collateral was $3 million and $7 million at December 31, 2024 and 2023, respectively. The company restricts the use of cash collateral received to rehypothecation, and therefore reports it in restricted cash in the Consolidated Balance Sheet. The amount rehypothecated was $3 million and $7 million at December 31, 2024 and 2023, respectively. Additionally, if derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Balance Sheet at December 31, 2024 and 2023, the total derivative asset and liability positions each would have been reduced by $352 million and $235 million, respectively.
As discussed in note E, “Acquisitions & Divestitures,” the company completed the acquisition of StreamSets and webMethods from Software AG on July 1, 2024. Prior to the acquisition, beginning in December 2023, the company entered into foreign currency derivative contracts which were accounted for as non-hedge derivatives and expired by June 28, 2024. For the years ended December 31, 2024 and 2023, the company recorded a realized loss of $68 million and an unrealized gain of $12 million, respectively, in other (income) and expense in the Consolidated Income Statement. At December 31, 2023, the fair value of the call options was $62 million, and was included in prepaid expenses and other current assets in the Consolidated Balance Sheet. There were no associated derivatives outstanding at December 31, 2024.
In 2021, the company completed the separation of its managed infrastructure services unit into a new public company, Kyndryl. During 2022, the company fully disposed of its previously retained interest in Kyndryl common stock pursuant to exchange agreements with a third-party financial institution and entered into a cash-settled swap that maintained IBM’s continued economic exposure in those shares. For the year ended December 31, 2022, IBM recognized a total realized loss of $351 million, including $267 million on the disposition of shares and $83 million on the settlement of the swap in other (income) and expense in the Consolidated Income Statement.
In its hedging programs, the company may use forward contracts, futures contracts, interest-rate swaps, cross-currency swaps, equity swaps and options depending upon the underlying exposure. The company is not a party to leveraged derivative instruments.
A brief description of the major hedging programs, categorized by underlying risk, follows.
Interest Rate Risk
Fixed and Variable Rate Borrowings
The company issues debt in the global capital markets to fund its operations and financing business. Access to cost-effective financing can result in interest rate mismatches with the underlying assets. To manage these mismatches and to reduce overall interest cost, the company may use interest-rate swaps to convert specific fixed-rate debt issuances into variable-rate debt (i.e., fair value hedges) and to convert specific variable-rate debt issuances into fixed-rate debt (i.e., cash flow hedges). At both December 31, 2024 and 2023, the total notional amount of the company’s interest-rate swaps was $6.7 billion. The weighted-average remaining maturity of these instruments at December 31, 2024 and 2023 was approximately 4.5 years and 5.5 years, respectively. These interest-rate contracts were accounted for as fair value hedges. The company did not have any cash flow hedges relating to this program outstanding at December 31, 2024 and 2023.
Forecasted Debt Issuance
The company is exposed to interest rate volatility on future debt issuances. To manage this risk, the company may use instruments such as forward starting interest-rate swaps to lock in the rate on the interest payments related to the forecasted debt issuances. There were no instruments outstanding at December 31, 2024 and 2023.
In connection with cash flow hedges of forecasted interest payments related to the company’s borrowings, there were unrealized net losses (before taxes) of $106 million and $121 million at December 31, 2024 and 2023, respectively, deferred in AOCI. The company estimates that $14 million of the deferred net losses (before taxes) on derivatives in AOCI at December 31, 2024 will be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying interest payments.
Foreign Exchange Risk
Long-Term Investments in Foreign Subsidiaries (Net Investment)
A large portion of the company’s foreign currency denominated debt portfolio is designated as a hedge of net investment in major foreign subsidiaries to reduce the volatility in stockholders’ equity caused by changes in foreign currency exchange rates in the subsidiaries’ functional currency with respect to the U.S. dollar. At December 31, 2024 and 2023, the carrying value of debt designated as hedging instruments was $14.0 billion and $15.9 billion, respectively. The company also uses foreign currency derivatives, which may include forward contracts, long-term cross-currency swaps and options, for this risk management purpose. In the third quarter of 2024, the company entered into long-term cross-currency swaps designated as hedge of net investment instruments that the company also relates to its underlying U.S. dollar denominated debt. The notional value of these long-term cross-currency swaps at December 31, 2024 was $2.2 billion. Cash flows associated with interim net interest settlements of these swaps are reported in cash flows from operating activities in the Consolidated Statement of Cash Flows. For the year ended December 31, 2024, interim net interest cash settlements were not material. There were no associated derivatives at December 31, 2023. At December 31, 2024 and 2023, the total notional amount of derivative instruments designated as net investment hedges was $6.2 billion and $4.9 billion, respectively. At December 31, 2024 and 2023, the weighted-average remaining maturity of these instruments was approximately 0.8 years and 0.1 years, respectively.

Anticipated Royalties and Cost Transactions
The company’s operations generate significant nonfunctional currency, third-party vendor payments and intercompany payments for royalties and goods and services among the company’s non-U.S. subsidiaries and with the company. In anticipation of these foreign currency cash flows and in view of the volatility of the currency markets, the company selectively employs foreign exchange forward contracts to manage its currency risk. These forward contracts are accounted for as cash flow hedges. At December 31, 2024, the maximum remaining length of time over which the company has hedged its exposure to the variability in future cash flows is approximately two years. At December 31, 2024 and 2023, the total notional amount of forward contracts designated as cash flow hedges of forecasted royalty and cost transactions was $9.7 billion and $9.2 billion, respectively. At both December 31, 2024 and 2023, the weighted-average remaining maturity of these instruments was approximately 0.6 years.
At December 31, 2024 and 2023, in connection with cash flow hedges of anticipated royalties and cost transactions, there were unrealized net gains (before taxes) of $415 million and $40 million, respectively, deferred in AOCI. The company estimates that
$363 million of the deferred net gains (before taxes) on derivatives in AOCI at December 31, 2024 will be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying anticipated transactions.
Foreign Currency Denominated Borrowings
The company is exposed to exchange rate volatility on foreign currency denominated debt. To manage this risk, the company may employ forward contracts or cross-currency swaps to convert the principal, or principal and interest payments of foreign currency denominated debt to debt denominated in the functional currency of the borrowing entity. These derivatives are accounted for as cash flow hedges.
At December 31, 2024, the maximum length of time remaining over which the company has hedged its exposure was approximately six years. At December 31, 2024 and 2023, the total notional amount of derivative instruments designated as cash flow hedges of foreign currency denominated debt was $5.0 billion and $5.2 billion, respectively.
At December 31, 2024 and 2023, in connection with the cross-currency swaps terminated in August 2023, there were unrealized net losses (before taxes) of $46 million and $68 million, respectively, deferred in AOCI, of which $15 million of the deferred net losses (before taxes) is estimated to be reclassified to net income within the next 12 months.
At December 31, 2024 and 2023, in connection with forward contracts, there were unrealized net gains (before taxes) of $84 million and $23 million, respectively, deferred in AOCI. Approximately $54 million of losses (before taxes) related to the initial forward points excluded from the assessment of hedge effectiveness is expected to be amortized to other (income) and expenses within the next 12 months.
Subsidiary Cash and Foreign Currency Asset/Liability Management
The company uses its Global Treasury Centers to manage the cash of its subsidiaries. These centers principally use currency swaps to convert cash flows in a cost-effective manner. In addition, the company uses foreign exchange forward contracts to economically hedge, on a net basis, the foreign currency exposure of a portion of the company’s nonfunctional currency assets and liabilities. The terms of these forward and swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Income Statement. At December 31, 2024 and 2023, the total notional amount of derivative instruments in economic hedges of foreign currency exposure was $7.4 billion and $6.7 billion, respectively.
Equity Risk Management
The company is exposed to market price changes in certain broad market indices and in the company’s own stock primarily related to certain obligations to employees. Changes in the overall value of these employee compensation obligations are recorded in SG&A expense in the Consolidated Income Statement. Although not designated as accounting hedges, the company utilizes derivatives, including equity swaps and futures, to economically hedge the exposures related to its employee compensation obligations. The derivatives are linked to the total return on certain broad market indices or the total return on the company’s common stock, and are recorded at fair value with gains or losses also reported in SG&A expense in the Consolidated Income Statement. At December 31, 2024 and 2023, the total notional amount of derivative instruments in economic hedges of these compensation obligations was $1.5 billion and $1.2 billion, respectively.
Cumulative Basis Adjustments for Fair Value Hedges
At December 31, 2024 and 2023, the following amounts were recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges:

($ in millions)
At December 31:	2024	2023
Short-term debt
Carrying amount of the hedged item	$(13)	$(1)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities)	(13)	(1)
Long-term debt
Carrying amount of the hedged item	(6,497)	(6,629)
Cumulative hedging adjustments included in the carrying amount—assets/(liabilities) (1)	190	61
(1)Includes ($155) million and ($200) million of hedging adjustments on discontinued hedging relationships at December 31, 2024 and 2023, respectively.
The Effect of Derivative Instruments in the Consolidated Income Statement
The total amounts of income and expense line items presented in the Consolidated Income Statement in which the effects of fair value hedges, cash flow hedges, net investment hedges and derivatives not designated as hedging instruments are recorded and the total effect of hedge activity on these income and expense line items are as follows:

($ in millions)
	Total			Gains/(Losses) of Total Hedge Activity
For the year ended December 31:	2024	2023	2022	2024	2023	2022
Cost of services	$20,529	$21,051	$21,062	$22	$(5)	$24
Cost of sales	6,303	6,127	6,374	40	22	99
Cost of financing	369	382	406	(10)	(11)	2
SG&A expense	19,688	19,003	18,609	151	165	(211)
Other (income) and expense	1,871	(914)	5,803	(515)	17	(225)
Interest expense	1,712	1,607	1,216	(51)	(54)	6

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement
	Consolidated Income Statement Line Item	Recognized on Derivatives			Attributable to Risk Being Hedged (1)
For the year ended December 31:		2024	2023	2022	2024	2023	2022
Derivative instruments in fair value hedges (2)
Interest rate contracts	Cost of financing	$(41)	$(17)	$(73)	$19	$(2)	$85
	Interest expense	(208)	(83)	(257)	97	(11)	299
Derivative instruments not designated as hedging instruments
Foreign exchange contracts	Other (income) and expense	(390)	(192)	(492)	N/A	N/A	N/A
Equity contracts	SG&A expense	135	153	(249)	N/A	N/A	N/A
	Other (income) and expense	—	—	(83)	N/A	N/A	N/A
Total		$(504)	$(140)	$(1,153)	$116	$(13)	$384
(1)The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.
(2)The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

($ in millions)
	Gain/(Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
For the year ended	Recognized in OCI			Consolidated Income Statement Line Item	Reclassified from AOCI			Amounts Excluded from Effectiveness Testing (1)
December 31:	2024	2023	2022		2024	2023	2022	2024	2023	2022
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Cost of financing	$(2)	$(3)	$(4)	$—	$—	$—
				Interest expense	(13)	(15)	(14)	—	—	—
Foreign exchange contracts				Cost of services	22	(5)	24	—	—	—
Amount included in the assessment of effectiveness	405	213	241	Cost of sales	40	22	99	—	—	—
Amount excluded from the assessment of effectiveness	(16)	(6)	—	Cost of financing	(4)	(11)	(21)	—	—	—
				SG&A expense	16	12	38	—	—	—
				Other (income) and expense	(48)	239	349	(77)	(29)	—
				Interest expense	(19)	(51)	(72)	—	—	—
Instruments in net investment hedges (2)
Foreign exchange contracts				Cost of financing	—	—	—	18	22	14
Amount included in the assessment of effectiveness	1,354	(397)	1,613	Interest expense	—	—	—	91	105	50
Amount excluded from the assessment of effectiveness	4	—	—
Total	$1,747	$(190)	$1,854		$(7)	$189	$400	$32	$98	$64
(1)Amounts excluded from effectiveness testing for both net investment hedges and cash flow hedges of foreign currency debt are amortized to net income on a straight-line basis over the life of the relevant hedging instrument.
(2)Instruments in net investment hedges include derivative and non-derivative instruments with the amounts recognized in OCI providing an offset to the translation of foreign subsidiaries.
N/A–Not applicable
For the years ended December 31, 2024 and 2023, there were no material gains or losses associated with an underlying exposure that did not or was not expected to occur (for cash flow hedges); nor are there any anticipated in the normal course of business.